Other Long-Term Assets - Schedule of Other Long-Term Assets (Details) - CAD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Other Long-Term Assets - Schedule of Other Long-Term Assets (Details) [Line Items]
Pension benefits (Note 32)		$ 99,554	$ 79,637
Other		10	302
Deferred charges	[1]	416,431
Prepaid expenses		512
Other long-term assets		$ 516,507	$ 79,939

[1]	As at December 31, 2024, the deferred financing charges were associated with the Telesat Lightspeed Financing Warrants (Note 24) granted to the Government of Canada and the Government of Quebec and the debt issue costs associated with the Telesat Lightspeed Financing. As the drawdowns will be made against the Telesat Lightspeed Financing, the proportional amount of the current and long-term assets will be transferred to the debt issue costs against the long-term indebtedness.